UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2008
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AR Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Annie Kim
Title:	Assistant Portfolio Manager
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Annie Kim		Beverly Hills, CA	February 10, 2009

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	92
Form 13F Information Table Value Total:	108,340

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON Corporation                COM              037389103      531    11618 SH       SOLE                                      11618
AT&T Inc                       COM              78387G103     1089    38223 SH       SOLE                                      38223
Alleghany Corp                 COM              017175100      424     1503 SH       SOLE                                       1503
AllianceBernstein Holding LP   COM              01855A101      208    10000 SH       SOLE                                      10000
Altria Group Inc               COM              02209S103     1502    99706 SH       SOLE                                      99706
Apple Inc                      COM              037833100      589     6900 SH       SOLE                                       6900
Archer-Daniels-Midland Corp    COM              039483102      293    10172 SH       SOLE                                      10172
BP PLC Spons ADR               COM              055622104     1466    31362 SH       SOLE                                      31362
Bank of America (New)          COM              060505104     1754   124555 SH       SOLE                                     124555
Baxter Int'l Inc               COM              071813109      290     5406 SH       SOLE                                       5406
Berkshire Hathaway Cl B        COM              084670207      855      266 SH       SOLE                                        266
Berkshire Hathaway Inc Cl A    COM              084670108     1449       15 SH       SOLE                                         15
Boeing Co                      COM              097023105      282     6600 SH       SOLE                                       6600
Boston Properties Inc. REIT    COM              101121101      330     6000 SH       SOLE                                       6000
Bristol-Myers Squibb Co        COM              110122108     1966    84544 SH       SOLE                                      84544
Burlington Northern Santa Fe C COM              12189T104      420     5550 SH       SOLE                                       5550
CBS Corp Cl B (from Viacom Con COM              124857202      188    22950 SH       SOLE                                      22950
Caterpillar Inc                COM              149123101      862    19300 SH       SOLE                                      19300
Cheung Kong Holding            COM              166744201      284    30000 SH       SOLE                                      30000
Chevron Corp                   COM              166764100     7796   105388 SH       SOLE                                     105388
Chubb Corp                     COM              171232101      204     4000 SH       SOLE                                       4000
Cisco Systems Inc              COM              17275R102      280    17200 SH       SOLE                                      17200
CitiGroup Inc.                 COM              172967101      413    61479 SH       SOLE                                      61479
Coca Cola Enterprises          COM              191219104      481    40000 SH       SOLE                                      40000
Coca-Cola Co                   COM              191216100     3593    79376 SH       SOLE                                      79376
ConocoPhillips                 COM              20825c104      891    17200 SH       SOLE                                      17200
Corporate Office Property Trus COM              22002T108      279     9100 SH       SOLE                                       9100
EOG Resources Inc              COM              26875P101      333     5000 SH       SOLE                                       5000
Emerson Electric Co            COM              291011104      261     7130 SH       SOLE                                       7130
Enterprise Products Partners L COM              293792107      689    33240 SH       SOLE                                      33240
Expedia Inc (IAC/InterActiveCo COM              30212p105       83    10100 SH       SOLE                                      10100
Exxon Mobil Corporation        COM              30231G102    12097   151531 SH       SOLE                                     151531
Fidelity National Financial, I COM              31620r105      186    10458 SH       SOLE                                      10458
First Industrial Realty Trust  COM              32054k103      151    20000 SH       SOLE                                      20000
Freeport-McMoran Copper & Gold COM              35671d857      448    18340 SH       SOLE                                      18340
Genentech, Inc.                COM              368710406      580     7000 SH       SOLE                                       7000
General Electric               COM              369604103     4052   250130 SH       SOLE                                     250130
General Mills Inc Com          COM              370334104      243     4000 SH       SOLE                                       4000
HRPT Properties Trust REIT     COM              40426W101     4166  1236075 SH       SOLE                                    1236075
HSBC Holdings Plc Ltd ADR      COM              404280406      650    13345 SH       SOLE                                      13345
Home Properties Inc - REIT     COM              437306103      609    15000 SH       SOLE                                      15000
Hugoton Royalty Trust Texas    COM              444717102      209    13000 SH       SOLE                                      13000
IStar Financial - REIT         COM              45031U101      190    85050 SH       SOLE                                      85050
Intel Corp                     COM              458140100      440    30000 SH       SOLE                                      30000
International Business Machine COM              459200101     5537    65796 SH       SOLE                                      65796
JPMorgan Chase & Co.           COM              46625H100     2284    72434 SH       SOLE                                      72434
Johnson & Johnson              COM              478160104      922    15410 SH       SOLE                                      15410
KeyCorp (New)                  COM              493267108      170    20000 SH       SOLE                                      20000
Kimberly-Clark                 COM              494368103     1004    19040 SH       SOLE                                      19040
Kinder Morgan Energy Partners  COM              494550106     2578    56350 SH       SOLE                                      56350
Kraft Foods Inc CL A (Altria s COM              50075n104      968    36053 SH       SOLE                                      36053
LMP Real Estate Income Fund In COM              755881109       96    20000 SH       SOLE                                      20000
Loews Corp                     COM              540424108     2348    83129 SH       SOLE                                      83129
Lorillard, Inc.                COM              544147101     3867    68631 SH       SOLE                                      68631
MGM Mirage                     COM              552953101      138    10000 SH       SOLE                                      10000
Macy's Inc. (formerly Federate COM              55616P104     1297   125302 SH       SOLE                                     125302
Maguire Properties Inc REIT    COM              559775101       61    42075 SH       SOLE                                      42075
McGraw-Hill Companies Inc      COM              580645109      285    12300 SH       SOLE                                      12300
Medco Health Solutions Inc (Me COM              58405U102     1267    30234 SH       SOLE                                      30234
Merck & Co.                    COM              589331107     4915   161670 SH       SOLE                                     161670
Merrill Lynch & Co Inc         COM              590188108      127    10900 SH       SOLE                                      10900
Microsoft Corp                 COM              594918104      233    12000 SH       SOLE                                      12000
News Corp Inc CL A             COM              65248E104      823    90556 SH       SOLE                                      90556
Onyx Pharmaceuticals Inc       COM              683399109      342    10000 SH       SOLE                                      10000
Pall Corp                      COM              696429307      308    10851 SH       SOLE                                      10851
PepsiCo                        COM              713448108     1462    26700 SH       SOLE                                      26700
Pfizer, Inc.                   COM              717081103     3240   182975 SH       SOLE                                     182975
Philip Morris International-Al COM              718172109     4752   109206 SH       SOLE                                     109206
Procter & Gamble Co Com        COM              742718109     2766    44739 SH       SOLE                                      44739
Public Storage - REIT          COM              74460D109      634     7971 SH       SOLE                                       7971
Qualcomm                       COM              747525103      806    22500 SH       SOLE                                      22500
Royal Dutch Shell PLC - ADR A  COM              780259206     2689    50800 SH       SOLE                                      50800
Singapore Airlines             COM              870794302      673    87911 SH       SOLE                                      87911
Sunstone Hotel Investors, Inc. COM              867892101      124    20000 SH       SOLE                                      20000
Swire Pacific Ltd Spons ADR Rp COM              870794302      275    40000 SH       SOLE                                      40000
Sysco Corp                     COM              871829107      229    10000 SH       SOLE                                      10000
Tanger Factory Outlet REIT     COM              875465106      474    12600 SH       SOLE                                      12600
Target Corp-frmly Dayton Hudso COM              87612E106     1631    47220 SH       SOLE                                      47220
Texas Instruments Inc.         COM              882508104      155    10000 SH       SOLE                                      10000
U.S. Bancorp (Formerly First B COM              902973106      370    14789 SH       SOLE                                      14789
United Technologies Corp       COM              913017109      729    13600 SH       SOLE                                      13600
Verizon                        COM              92343V104      856    25236 SH       SOLE                                      25236
WalMart Stores                 COM              931142103      852    15200 SH       SOLE                                      15200
Yum Brands Inc (formerly Trico COM              895953107      224     7120 SH       SOLE                                       7120
Zimmer Holdings Inc            COM              98956P102      288     7122 SH       SOLE                                       7122
Corts Tr for Ford Mtr 8% Call                   22082K209       53    10000 SH       SOLE                                      10000
GE Cap 6.625% Pref. Callable 3                  369622527      466    20000 SH       SOLE                                      20000
IStar Financial Pfd REIT 7.5%                   45031u804       35    10000 SH       SOLE                                      10000
Maguire Prop Inc 7.625% Call 1                  559775200       11    10000 SH       SOLE                                      10000
Public Storage Ser I 7.25% Cal                  74460D299      604    27200 SH       SOLE                                      27200
Royal Bk of Scotland PLC 6.75%                  780097754       88    10000 SH       SOLE                                      10000
Ford Motor Tr II 6.5% Call 30                   345395206      179    19800 SH       SOLE                                      19800